Net Loss Per Share - Schedule of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share [Abstract]
Net loss	$ (50,530)	$ (30,739)	$ (156,233)	$ (15,311)	$ (81,269)	$ (171,544)
Net loss attributable to ordinary shareholders	$ (50,530)		$ (156,233)		$ (81,269)	$ (171,544)
Weighted average ordinary shares outstanding, basic and diluted	89,712,916		10,115,335		88,369,311	10,095,863
Net loss per share attributable to ordinary shareholders, basic and diluted	$ (0.56)		$ (15.45)		$ (0.92)	$ (16.99)